Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

27. COMMITMENTS AND CONTINGENCIES

Acquisition of fixed assets

As of December 31, 2011, the Group had commitments of approximately RMB338,677,000 (US$53,810,356) related to the acquisition of fixed assets. The commitment for acquisition of fixed assets is expected to be settled within the next twelve months.

Operating lease commitments

The Group has entered into leasing arrangements relating to office premises and other facilities that are classified as operating leases. Future minimum lease payments for non-cancelable operating leases as of December 31, 2011 are as follows:

	As of December 31, 2011
	(RMB'000)	(US$'000)

Year 2012	9,759	1,550
Year 2013	1,106	176
Year 2014 and thereafter	—	—

Total	10,865	1,726

The terms of the leases do not contain rent escalation or contingent rent.

Purchase of raw materials

The commitments related to framework contracts to purchase raw materials as of December 31, 2011 are as follows:

	As of December 31, 2011
	(RMB'000)	(US$'000)

Year 2012	127,867	20,316
Year 2013	52,804	8,390
Year 2014	103,462	16,438
Year 2015	91,420	14,525
Year 2016 and thereafter	—	—

	375,553	59,669

The above listing of amounts and timing of purchases are based on management's best estimate using existing terms in the framework contracts, as amended or supplemented. To the extent the terms of the contracts are revised through negotiation or agreement between the Group and its suppliers, the amount or timing of purchases could change.

Income Taxes

Effective from January 1, 2007, the Group adopted ASC 740-10, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. ASC 740-10 also provides guidance on de-recognition of income tax assets and liabilities, classification current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2010 and 2011, the Group has recorded an unrecognized tax benefit for RMB143,473,000 and RMB143,473,000 (US$22,795,564), respectively.